                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /   (a)
                                    -- -- --

             or fiscal year ending: 12/31/04 (b)

Is this a transition report?: (Y/N)   N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:  The United States Life Insurance Company in the City
                          of New York Separate Account USL VA-R

     B. File Number:      811-09007

     C. Telephone Number: (713) 831-3504

2.   A. Street:           2727-A Allen Parkway

     B. City: Houston   C. State: TX   D. Zip Code: 77019   Zip Ext: 2191

     E. Foreign Country:                Foreign Postal Code:
                         --------------                      ------------

3.   Is this the first filing on this form by Registrant? (Y/N)       N

4.   Is this the last filing on this form by Registrant? (Y/N)        N

5.   Is Registrant a small business investment company (SBIC)?(Y/N)   N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)
     [If answer is "Y" (Yes) complete only items 111 through 132.]    Y

7. A. Is Registrant a series or multiple portfolio company?(Y/N) [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant
                                                                      -------
        have at the end of the period

                                                                 SEC 2100(10-93)

                                       01

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For period ending 12/31/04                               If filing more than one
                                                         Page 47, "X" box: [ ]
File number 811-09007

UNIT INVESTMENT TRUSTS

111.   A. [/] Depositor Name: The United States Life Insurance Company in the
              City of New York

       B. [/] File Number (If any):
                                    --------------------------------------------

       C. [/] City: New York   State: NY   Zip Code: 10022   Zip Ext.:
                                                                       ---------

          [/] Foreign Country:                    Foreign Postal Code:
                               ------------------                      ---------

111.   A. [/] Depositor Name:
                              --------------------------------------------------

       B. [/] File Number (If any):
                                    --------------------------------------------

       C. [/] City:              State:         Zip Code:        Zip Ext.:
                    ------------        -------           ------           -----

          [/] Foreign Country:                 Foreign Postal Code:
                               ---------------                      ------------

112.   A. [/] Sponsor Name: The United States Life Insurance Company in the City
              of New York

       B. [/] File Number (If any):
                                    --------------------------------------------

       C. [/] City: New York   State: NY   Zip Code: 10022   Zip Ext.:
                                                                       ---------

          [/] Foreign Country:                    Foreign Postal Code:
                               ------------------                      ---------

112.   A. [/] Sponsor Name:
                            ----------------------------------------------------

       B. [/] File Number (If any):
                                    --------------------------------------------

       C. [/] City:              State:         Zip Code:        Zip Ext.:
                    ------------        -------           ------           -----

          [/] Foreign Country:                 Foreign Postal Code:
                               ---------------                      ------------

                                       47

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For period ending 12/31/04                               If filing more than one
                                                         Page 48, "X" box: [ ]
File number 811-09007

113.   A. [/] Trustee Name:
                            ----------------------------------------------------

       B. [/] City:              State:         Zip Code:        Zip Ext.:
                    ------------        -------           ------           -----

          [/] Foreign Country:                 Foreign Postal Code:
                               ---------------                      ------------

113.   A. [/] Trustee Name:
                            ----------------------------------------------------

       B. [/] City:              State:         Zip Code:        Zip Ext.:
                    ------------        -------           ------           -----

          [/] Foreign Country:                 Foreign Postal Code:
                               ---------------                      ------------

114.   A. [/] Principal Underwriter Name: American General Equity Services
              Corporation

       B. [/] File Number: 8-15847

       C. [/] City Houston     State: TX   Zip Code: 77019   Zip Ext.:
                                                                       ---------

          [/] Foreign Country:                 Foreign Postal Code:
                               ---------------                      ------------

114.   A. [/] Principal Underwriter Name:
                                          --------------------------------------

       B. [/] File Number:
                           -----------------------------------------------------

       C. [/] City:              State:         Zip Code:        Zip Ext.:
                    ------------        -------           ------           -----

          [/] Foreign Country:                 Foreign Postal Code:
                               ---------------                      ------------

115.   A. [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP

       B. [/] City: Houston    State: TX   Zip Code: 77002   Zip Ext.:
                                                                       ---------

          [/] Foreign Country:                 Foreign Postal Code:
                               ---------------                      ------------

115.   A. [/] Independent Public Accountant Name:
                                                  ------------------------------

       B. [/] City:              State:         Zip Code:        Zip Ext.:
                    ------------        -------           ------           -----

          [/] Foreign Country:                 Foreign Postal Code:
                               ---------------                      ------------

                                       48

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For period ending 12/31/04                               If filing more than one
                                                         Page 49, "X" box: [ ]
File number 811- 09007

116.   Family of investment companies information:

       A. [/] Is Registrant part of a family of investment companies?(Y/N)    Y
                                                                             Y/N

       B. [/] Identify the family in 10 letters AGLSEPACCT

          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. [/] Is Registrant a separate account of an insurance company?(Y/N)  Y
                                                                             Y/N

       If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

       B. [/] Variable annuity contracts?(Y/N)                                Y
                                                                             Y/N

       C. [/] Scheduled premium variable life contracts?(Y/N)                 N
                                                                             Y/N

       D. [/] Flexible premium variable life contracts?(Y/N)                  N
                                                                             Y/N

       E. [/] Other types of insurance products registered under the
              Securities Act of 1933?(Y/N)                                    N
                                                                             Y/N

118:   [/] State the number of series existing at the end of the period
           that had securities registered under the Securities Act of 1933    1

119.   [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
           the period                                                         0

120.   [/] State the total value of the portfolio securities on the date of
           deposit for the new series included in item 119($000's omitted)   $0

121.   [/] State the number of series for which a current prospectus was in
           existence at the end of the period                                 1

122.   [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
           current period                                                     0

                                       49

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For period ending 12/31/04                             If filing more than one
                                                       Page 50, "X" box: [ ]

File number 811-09007

123. [/] State the total value of the additional units
         considered in answering item 122($000's omitted)                    $0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
         (the value of these units is to be measured on the date they were
         placed in the subsequent series)($000's omitted)                    $0

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
         Registrant ($000's omitted)                                         $0

126. [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
         Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
         series.) ($000's omitted)                                           $0

127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number of   Total Assets     Total Income
                                                 Series      ($000's        Distributions
                                               Investing     omitted)     ($000's omitted)
                                               ---------   ------------   ----------------
A.   U.S. Treasury direct issue                              $                 $
                                                 -----        --------          ------

B.   U.S. Government agency                                  $                 $
                                                 -----        --------          ------

C.   State and municipal tax-free                            $                 $
                                                 -----        --------          ------

D.   Public utility debt                                     $                 $
                                                 -----        --------          ------
E.   Brokers or dealers debt or debt
     of brokers' or dealers' parent                          $                 $
                                                 -----        --------          ------
F.   All other corporate intermed.
     & long-term debt                                        $                 $
                                                 -----        --------          ------

G.   All other corporate short-term debt                     $                 $
                                                 -----        --------          ------

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                        $                 $
                                                 -----        --------          ------

I.   Investment company equity securities                    $                 $
                                                 -----        --------          ------

J.   All other equity securities                   1         $     441         $     4

K.   Other securities                                        $                 $
                                                 -----        --------          ------
L.   Total assets of all series of
     registrant                                    1         $     441         $     4

                                       50

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For period ending 12/31/04                               If filing more than one
                                                         Page 51, "X" box: [ ]

File number 811-09007

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer?(Y/N)                                          N
                                                                             Y/N

         [If answer is "N"(No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end
         of the current period?(Y/N)                                         ---
                                                                             Y/N

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
         derived from insurance or guarantees?(Y/N)                          ---
                                                                             Y/N

131. [/] Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                           $6

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-       811-       811-       811-       811-
    ----       ----       ----       ----       -----
811-       811-       811-       811-       811-
    ----       ----       ----       ----       -----
811-       811-       811-       811-       811-
    ----       ----       ----       ----       -----
811-       811-       811-       811-       811-
    ----       ----       ----       ----       -----
811-       811-       811-       811-       811-
    ----       ----       ----       ----       -----
811-       811-       811-       811-       811-
    ----       ----       ----       ----       -----
811-       811-       811-       811-       811-
    ----       ----       ----       ----       -----
811-       811-       811-       811-       811-
    ----       ----       ----       ----       -----

                                       51

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                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2005.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SEPARATE ACCOUNT USL VA-R
     (Name of Registrant)

BY: THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (Name of Depositor)


By: /s/ ROBERT F. HERBERT, JR.               Witness: /s/ LAUREN W. JONES
    -----------------------------                     --------------------------
    Robert F. Herbert, Jr.                            Lauren W. Jones
    Senior Vice President                             Assistant Secretary
    The United States Life                            The United States Life
        Insurance Company in                               Insurance Company in
        the City of New York                               the City of New York